Subsequent Events (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Jan. 31, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Dec. 31, 2020
4K Garden
Subsequent Event [Line Items]
Percentage of indirect equity interests			1.00%
Subsequent Event | Kesheng Jiada
Subsequent Event [Line Items]
Percentage of partnership interests	1.89%	1.89%
Subsequent Event | 4K Garden
Subsequent Event [Line Items]
Percentage of indirect equity interests	0.50%	0.50%
Purchase consideration	¥ 5.0	$ 0.8